Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Schedule of Defined Benefit Pension Plan
The following tables show the changes in benefit obligation and plan assets for the defined benefit pension plan during the years ended:

	2011	2010
Change in benefit obligation
Benefit obligation at beginning of year	$135	$125
Interest cost	7	7
Actuarial (gain) loss	20	11
Net benefits paid	(8)	(8)
Benefit obligation at end of year	154	135
Change in plan assets
Fair value of plan assets at beginning of year	$91	$86
Actual return on plan assets	3	10
Employer contribution	8	3
Net benefits paid	(8)	(8)
Fair value of plan assets at end of year	94	91
Underfunded at end of year	$60	$44

Schedule of Assumptions Used
The weighted average assumptions that were used to determine the Company’s benefit obligation and net periodic benefit cost for the following years ended December 31 are:

	2011	2010
Discount rate for year-end obligation	4.10%	5.20%
Discount rate for net periodic pension cost	5.20%	5.70%
Expected long term return on assets for year-end obligation	7.50%	7.50%
Expected long-term return on assets for net periodic pension cost	7.25%	7.50%
Compensation increase	—	—

Schedule of Expected Benefit Payments	Estimated future benefit payments as of December 31, 2011 are as follows:

Year	Amount
2012	$8
2013	8
2014	8
2015	9
2016	9
2017 through 2021	48

Schedule of Allocation of Plan Assets
The following table presents the fair values of plan assets by category as of December 31, 2011:

Asset Category	Quoted Price in Active Market for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)	Total
Cash and cash equivalents	$2	$—	$—	$2
Equity Securities:
U.S. large-cap funds	—	25	—	25
U.S. small-cap funds	—	5	—	5
International funds	—	8	—	8
Real estate fund	—	3	—	3
Fixed Income Securities:
Bond funds	—	51	—	51
Total	$2	$92	$—	$94
The following table presents the fair values of plan assets by category as of December 31, 2010:

Asset Category	Quoted Price in Active Market for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)	Total
Cash and cash equivalents	$2	$—	$—	$2
Equity Securities:
U.S. large-cap funds	—	22	—	22
U.S. small-cap funds	—	5	—	5
International funds	—	7	—	7
Real estate fund	—	3	—	3
Fixed Income Securities:
Bond funds	—	52	—	52
Total	$2	$89	$—	$91